Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2022
Restatement Of Previously Issued Financial Statements Abstract
Schedule of consolidated balance sheet
	As of December 31, 2021
Consolidated Balance Sheet	As previously reported	Adjustment	As restated
Digital assets	$35,282,682	$(6,242,921)	$29,039,761
Total current assets	$96,561,290	$(6,242,921)	$90,318,369
Total assets	$179,917,981	$(6,242,921)	$173,675,060
Accumulated deficit	$(19,876,487)	$(6,242,921)	$(26,119,408)
Total shareholders’ equity	$171,643,727	$(6,242,921)	$165,400,806
Total liabilities and shareholders’ equity	$179,917,981	$(6,242,921)	$173,675,060

Schedule of consolidated statement of operation
	For the Year Ended December 31, 2021
Consolidated Statement of Operations	As previously reported	Adjustment	As restated
Realized gain on exchange of digital assets	$7,738,557	$13,074,610	$20,813,167
Impairment of digital assets	$(9,045,007)	$(18,948,564)	$(27,993,571)
Total operating expenses	$(84,314,394)	$(5,873,954)	$(90,188,348)
Income from operations	$11,764,176	$(5,873,954)	$5,890,222
Income before income taxes	$8,720,343	$(5,873,954)	$2,846,389
Net income (loss) from continuing operations	$4,864,002	$(5,873,954)	$(1,009,952)
Net income (loss) and comprehensive income (loss)	$4,864,002	$(5,873,954)	$(1,009,952)
Weighted average number of ordinary share outstanding – diluted	57,529,895	(2,089,368)	55,440,527
Earnings (loss) per share – basic	$0.09	$(0.11)	$(0.02)
Earnings (loss) per share – diluted	$0.08	$(0.10)	$(0.02)

	For the Year Ended December 31, 2020
Consolidated Statement of Operations	As previously reported	Adjustment	As restated
Realized gain on exchange of digital assets	$805,557	$628,987	$1,434,544
Impairment of digital assets	$-	$(997,954)	$(997,954)
Total operating expenses	$(19,138,843)	$(368,967)	$(19,507,810)
Income from operations	$1,926,270	$(368,967)	$1,557,303
Income before income taxes	$1,924,346	$(368,967)	$1,555,379
Net income from continuing operations	$1,924,346	$(368,967)	$1,555,379
Net loss	$(1,910,337)	$(368,967)	$(2,279,304)
Comprehensive loss	$(1,810,152)	$(368,967)	$(2,179,119)
Loss per share – basic	$(0.06)	$(0.01)	$(0.07)
Loss per share – diluted	$(0.06)	$(0.01)	$(0.07)

Schedule of consolidated statement of stockholders’ equity
	For the Year Ended December 31, 2021
Consolidated Statement of Stockholders’ Equity	Accumulated deficit	Total shareholders’ equity
Net income (as previously reported)	$4,864,002	$4,864,002
Net loss (adjustment)	$(5,873,954)	$(5,873,954)
Net loss (as restated)	$(1,009,952)	$(1,009,952)

Balance as of December 31, 2021 (as previously reported)	$(19,876,487)	$171,643,727
Balance as of December 31, 2021 (adjustment)	$(6,242,921)	$(6,242,921)
Balance as of December 31, 2021 (as restated)	$(26,119,408)	$165,400,806

	For the Year Ended December 31, 2020
Consolidated Statement of Stockholders’ Equity	Accumulated deficit	Total shareholders’ equity
Net loss (as previously reported)	$(1,910,337)	$(1,910,337)
Net loss (adjustment)	$(368,967)	$(368,967)
Net loss (as restated)	$(2,279,304)	$(2,279,304)

Balance as of December 31, 2020 (as previously reported)	$(15,700,489)	$37,999,575
Balance as of December 31, 2020 (adjustment)	$(368,967)	$(368,967)
Balance as of December 31, 2020 (as restated)	$(16,069,456)	$37,630,608

Schedule of consolidated statement of cash flows
	For the Year Ended December 31, 2021
Consolidated Statement of Cash Flows	As previously reported	Adjustment	As restated
Net income (loss)	$4,864,002	$(5,873,954)	$(1,009,952)
Net income (loss) from continuing operations	$4,864,002	$(5,873,954)	$(1,009,952)
Digital assets generated from mining	$-	$(96,078,570)	$(96,078,570)
Realized gain on exchange of digital assets	$-	$(20,813,167)	$(20,813,167)
Impairment of digital assets	$9,045,007	$18,948,564	$27,993,571
Digital assets and stable coins	$(104,117,143)	$109,823,933	$5,706,790
Other payables and accrued liabilities	$8,695,500	$(100,016)	$8,595,484
Net Cash Used in Operating Activities	$(23,258,682)	$5,906,790	$(17,351,892)
Proceeds from sales of digital assets	$5,906,790	$(5,906,790)	$-
Net Cash Used in Investing Activities	$(40,934,430)	$(5,906,790)	$(46,841,220)

	For the Year Ended December 31, 2020
Consolidated Statement of Cash Flows	As previously reported	Adjustment	As restated
Net loss	$(1,910,337)	$(368,967)	$(2,279,304)
Net income (loss) from continuing operations	$1,924,346	$(368,967)	$1,555,379
Digital assets generated from mining	$-	$(21,065,113)	$(21,065,113)
Realized gain on exchange of digital assets	$-	$(1,434,544)	$(1,434,544)
Impairment of digital assets	$-	$997,954	$997,954
Digital assets and stable coins	$(21,440,377)	$24,297,004	$2,856,627
Other payables and accrued liabilities	$(207,803)	$21,072	$(186,731)
Net Cash Used in Operating Activities	$(3,419,096)	$2,447,406	$(971,690)
Proceeds from sales of digital assets	$2,447,406	$(2,447,406)	$-
Net Cash Used in Investing Activities	$(2,046,759)	$(2,447,406)	$(4,494,165)